TERM DEBT	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Long-Term Debt, Unclassified [Abstract]
TERM DEBT
NOTE 8 – TERM DEBT

Term debt as of September 30, 2012, consists of the following:

				Amortization	Effect of
	Balance			of Note	Currency	Balance
	January 1, 2012	Additions	Payments	Discount	Translation	September 30, 2012
RBC term loan	$-	$2,400,500	$(211,750)	$-	$142,355	$2,331,105

BDC term loan	-	1,632,340	-	-	96,917	1,729,257

SVB term loan	2,000,000	-	(750,000)	-	-	1,250,000
Note discount	(29,840)	-	-	19,184	-	(10,656)
SVB term loan, net	1,970,160	-	(750,000)	19,184	-	1,239,344

Total debt	$1,970,160	$4,032,840	$(961,750)	$19,184	$239,272	5,299,706

Less current portion						(1,847,675)

Debt, net of current portion						$3,452,031

RBC Term Loan -- On June 4, 2012, Apex entered into the RBC Credit Agreement with RBC described in Notes 5 and 7, pursuant to which RBC made available certain credit facilities in the aggregate amount of up to CDN$2,750,000, including a term facility (“RBC Term Loan”) in the amount of CDN $2,500,000 (US$2,400,500 at the Closing Date).  The RBC Term Loan accrues interest at RBP plus 4% (7% at September 30, 2012).  Principal and interest is payable over a three year period at a fixed principal amount of CDN $69,444 a month beginning in July 2012 and continuing through June 2015.  Apex paid approximately $120,000 in financing costs, which has been recorded as deferred financing costs in the accompanying unaudited condensed consolidated balance sheet as of September 30, 2012, and is being amortized to interest expense over the term of the loan.

In addition, the RBC Term Loan calls for mandatory repayments based on 20% of Apex’s free cash flow as defined in the RBC Credit Agreement, before discretionary bonuses based on the annual year end audited financial statements of Apex, beginning with the fiscal year ended December 31, 2012, and payable within 30 days of the delivery of the annual audited financial statements, and continuing every six months through December 31, 2014.  This amount is estimated to be $80,000 and is included in the current portion of debt on the accompanying unaudited condensed consolidated balance sheets.

The RBC Term Loan has certain financial covenants and other non-financial covenants.  As of September 30, 2012, Apex was not in compliance with these covenants.  RBC has indicated it is in process of providing a waiver for the covenant violations at September 30, 2012.

BDC Term Loan -- On June 4, 2012, Apex also entered into the BDC Loan Agreement as described in Note 5, pursuant to which BDC made available to Apex a term credit facility (“BDC Term Loan”) in the aggregate amount of CDN $1,700,000 (USD $1,632,340 at the Closing Date).  The BDC Term Loan accrues interest at the rate of 12% per annum, and matures on June 23, 2016, with an available one year extension for a fee of 2%, payable at the time of extension.  In addition to the interest payable, consecutive quarterly payments of CDN$20,000 as additional interest are due beginning on June 23, 2012, and subject to compliance with bank covenants, Apex will make a mandatory annual principal payment in the form of a cash flow sweep which will be equal to 50% of the Excess Available Funds (as defined by the BDC Loan Agreement) before discretionary bonuses based on the annual year end audited financial statements of Apex.  The maximum annual cash flow sweep in any year will be CDN$425,000.  As of September 30, 2012, the Company estimates that the cash sweep will be approximately $20,000 and as such, this amount is included in the current portion of debt on the accompanying unaudited condensed consolidated balance sheets.  Such payments will be applied to reduce the outstanding principal payment due on the maturity date.  In the event that Apex’s annual audited financial statements are not received within 120 days of its fiscal year end, the full CDN$425,000 becomes due and payable on the next payment date.  Apex paid approximately $70,000 in financing costs which has been recorded as deferred financing costs in the accompanying unaudited condensed consolidated balance sheet as of September 30, 2012, and is being amortized to interest expense over the term of the loan.

The terms of the BDC loan agreement also provide for a fee to BDC in the event of the occurrence of any of the following:

(a) if 50% or more of any company comprising Apex or the Company (consolidated assets or shares) is sold or merged with an unrelated entity; or

(b) if there is a change of control of Apex and/or the Company prior to the Maturity Date or any extended maturity date of the BDC Tern Loan,

In the event of (a) or (b) above, Apex will pay to the BDC a bonus in an amount equal to 2% of the aggregate value of Apex and the Company determined as at the closing date of such transaction, which bonus shall become due and payable at the time of the closing of such transaction. Notwithstanding any prepayment of the BDC Term Loan, the bonus and Apex’s obligation to pay same to the BDC will remain in full force and effect until the maturity date or any amended or extended maturity date agreed by the BDC such that in the event of any sale, initial public offering or similar transaction, Apex’s obligation to pay the bonus amount to the BDC will survive such prepayment.

In connection with the BDC Loan Agreement, the RBC Credit Agreement, and the Purchase Agreement, on June 4, 2012, the Company entered into a consent and waiver agreement (“Consent and Waiver”) with Sigma Opportunity Fund II, LLC (“Sigma Opportunity Fund”), Sigma Capital Advisors (“Sigma Advisors”), and Donald W. Rowley (the Company’s former Chief Financial Officer) (Note 9).  On October 3, 2012, the parties entered into an amended consent and waiver agreement (“Amended Consent and Waiver Agreement”) (Note 14).

SVB Term Loan - On December 31, 2010, pursuant to an Assumption and Amendment to Loan and Security Agreement ("Amended SVB Loan Agreement"), the Company borrowed $3.0 million from Silicon Valley Bank (“SVB”).  The SVB Term Loan was due in 36 equal monthly installments of principal plus interest beginning on February 1, 2011.  On May 20, 2011, pursuant to a Consent and Amendment to Loan and Security Agreement (“Amendment”), the maturity date was amended to April 30, 2012, with the remaining principal due on that date to be paid as a balloon payment.  See below for amendment on September 27, 2011.  The principal amount outstanding under the Term Loan accrues interest at a fixed rate equal to 9% per annum.  In addition, a final payment equal to 2% of the aggregate amount of the Term Loan is due on the earlier of the maturity date or the date the Term Loan is prepaid.  This final payment of $60,000 has been recorded as a discount to the SVB Term Loan, which is being amortized to interest expense through December 2013, using the effective interest method.

The SVB Term Loan is secured by substantially all of the assets of the Company except for the assets of Apex.  The Amended SVB Loan Agreement includes various customary covenants, limitations and events of default.  Pursuant to the Amendment, the Company was, among other requirements, to maintain a minimum fixed charge ratio increasing from at least 1.10 to 1.00 in the first quarter of 2011.  This requirement was amended to a fixed charge ratio at least 1.75 to 1.00 over the life of the Term Loan.  The Amended SVB Loan Agreement also maintains certain additional affirmative and negative covenants, including minimum tangible net worth and limitations on incurring additional indebtedness.  As of September 30, 2012, the Company was in compliance with all of its covenants.

On September 27, 2011, pursuant to a Limited Waiver and Amendment to Loan and Security Agreement, the Loan Agreement was amended and certain covenants were replaced or modified resulting in the Company being in full compliance at September 30, 2011.  In addition, the maturity date was extended to the earlier of the maturity of the line of credit (see Note 7) or December 1, 2013, the original maturity of the SVB Term Loan and the principal is due in equal installments with no balloon payment.

For the nine months ended September 30, 2012 and 2011, the Company’s interest expense on the term debt, including amortization of deferred financing costs, was approximately $331,000 and $465,000, respectively.

NOTE 8 – LONG TERM DEBT

Long term debt as of December 31, 2011 and 2010, consists of the following:

	Balance		Note		Amortization of Note	Conversion	Balance
	January 1, 2011	Additions	Discount	Payments	Discount	to equity	December 31, 2011

Term loan	$3,000,000	$-	$-	$(1,000,000)	$-	$-	$2,000,000
Note discount	(60,000)				30,160		(29,840)
Bank term loan, net	2,940,000	-	-	(1,000,000)	30,160	-	1,970,160

Senior subordinated secured note	-	4,000,000	-	-	-	(4,000,000)	-

Total debt	$2,940,000	$4,000,000	$-	$(1,000,000)	$30,160	$(4,000,000)	1,970,160

Less current portion							(1,000,000)

Debt, net of current portion							$970,160

	Balance		Note		Amortization of Note	Conversion	Balance
	January 1, 2010	Additions	Discount	Payments	Discount	to equity	December 31, 2010

Term loan	$-	$3,000,000	$-	$-	$-	$-	$3,000,000
Note discount	-	-	(60,000)	-	-	-	(60,000)
Bank term loan, net	-	3,000,000	(60,000)	-	-	-	2,940,000

Bridge notes	210,000	-	-	(210,000)	-	-	-

Subordinated convertible debt - June 2009	250,000	-	-	(125,000)		(125,000)	-
Note discount	(114,583)	-	-	-	114,583	-	-
Subordinated debt, net	135,417	-	-	-	-	-	-

Senior subordinated notes	2,500,000	-	-	(2,500,000)	-	-	-
Note discount	(361,726)	-	-	-	361,726	-	-
Senior subordinated notes, net	2,138,274	-	-	-	-	-	-

Total debt	$2,483,691	$3,000,000	$(60,000)	$(2,835,000)	$476,309	$(125,000)	2,940,000

Less current portion							(1,000,000)

Debt, net of current portion							$1,940,000

The Company’s debt is recorded at par value adjusted for any unamortized discounts.  Discounts and costs directly related to the issuance of debt are capitalized and amortized over the life of the debt using the effective interest rate method and is recorded in interest expense in the accompanying consolidated statements of operations.  Unamortized deferred financing costs of approximately $89,500 and $91,900, are included in other assets in the accompanying consolidated balance sheets as of December 31, 2011 and December 31, 2010, respectively.

Term Loan - On December 31, 2010, pursuant to an Assumption and Amendment to Loan and Security Agreement (the "Loan Agreement"), the Company borrowed $3.0 million from a principal lender (the “Term Loan”).  The Term Loan was due in 36 equal monthly installments of principal plus interest beginning on February 1, 2011.  On May 20, 2011, pursuant to a Consent and Amendment to Loan and Security Agreement (the “Amendment”), the maturity date was amended to April 30, 2012, with the remaining principal due on that date to be paid as a balloon payment.  See below for amendment on September 27, 2011.  The principal amount outstanding under the Term Loan accrues interest at a fixed rate equal to 9% per annum.  In addition, a final payment equal to 2% of the aggregate amount of the Term Loan is due on the earlier of the maturity date or the date the Term Loan is prepaid.  This final payment of $60,000 has been recorded as a discount to the Term Loan, which is being amortized to interest expense through December 2013, using the effective interest method.

The Term Loan is secured by substantially all of the assets of the Company.  The Loan Agreement includes various customary covenants, limitations and events of default.  Pursuant to the Amendment, the Company was, among other requirements, to maintain a minimum fixed charge ratio increasing from at least 1.10 to 1.00 in the first quarter of 2011.  This requirement was amended to a fixed charge ratio at least 1.75 to 1.00 over the life of the Term Loan.  The Loan Agreement also maintains certain additional affirmative and negative covenants, including minimum tangible net worth and limitations on incurring additional indebtedness.  As discussed in Note 7, as of March 31, 2011 and June 30, 2011, the Company was not in compliance with the fixed charge ratio covenant in the agreement.  On May 20, 2011, the lender issued a waiver in regards to the non-compliance with such covenant amended the Loan Agreement for an additional charge of $62,500 plus legal fees of approximately $15,000.

On September 27, 2011, pursuant to a Limited Waiver and Amendment to Loan and Security Agreement, the Loan Agreement was amended and certain covenants were replaced or modified resulting in the Company being in full compliance at September 30, 2011.  In addition, the maturity date was extended to the earlier of the maturity of the line of credit (see Note 7) or December 1, 2013, the original maturity of the Term Loan and the principal is due in equal installments with no balloon payment.

Senior Subordinated Secured Note - On May 18, 2011, the Company entered into a Note Purchase Agreement (the “Purchase Agreement”), pursuant to which the Company issued a $4,000,000 Senior Subordinated Secured Note (the “Note”).  Principal and interest at a rate of 12% was originally due and payable on August 31, 2011.  Pursuant to the Purchase Agreement, on June 15, 2011, the consummation date of the Merger, the maturity date of the Note was extended to May 31, 2012, and the interest rate was increased to 24% retroactive to the issuance date.  Total cash received under the Purchase Agreement was approximately $3,700,000, net of fees.  In conjunction with and as a condition of the Purchase Agreement, the Company and the Note holder entered into an advisory services agreement pursuant to which the Company paid $150,000 in cash on the effective date of the agreement and $80,000 in cash upon consummation of the Merger.  Upon the consummation of the Merger on June 15, 2011, the Company issued 25,000 common shares as settlement of the $80,000 cash payment.  The fair value of the common shares of $2.30 or $57,500 was recorded as equity, and the difference of $22,500 was included as a reduction in the loss on debt extinguishment as described below.

On June 30, 2011, the Company entered into an Exchange Agreement (the “Exchange Agreement”) with the Note holder pursuant to which the Company issued 1,286,667 shares of its Series C Cumulative Convertible Preferred Stock (“Series C Preferred”) with a fair value of $3.73 per share, or $4,799,268, in exchange for the surrender and cancellation of the Note and payment of accrued interest of $117,333.  In connection with the Exchange Agreement, the Company also issued 505,000 shares of common stock on June 30, 2011, with a closing market price of $2.30 per share, or $1,161,500, for no additional consideration.  In addition, the Note holder received protective anti-dilution rights which entitles it to receive additional shares if at any time the Company is required, pursuant solely to the Merger Agreement as described Note 1, to issue additional shares of common stock to its shareholders as is necessary for the Note holder to maintain the same beneficial ownership percentage, on a fully diluted basis, as they had before any such additional shares were issued.  On September 30, 2011, pursuant to these protective anti-dilution rights, the Company issued 105,700 shares with a value of  $243,110.  The shares were valued at $2.30 per share, the closing price of the Company’s common stock on June 30, 2011.  The expense related to the issuance of the shares was recorded as a loss on debt extinguishment in the accompanying consolidated statements of operations for the year ended December 31, 2011.

Pursuant to the Exchange Agreement, the Company has a contingent obligation to issue up to a maximum of 500,000 shares of its common stock to the Note holder.  The contingency is dependent upon the receipt by the Company of payments on the note receivable and other receivable acquired pursuant to the Merger with Comamtech.  The Exchange Agreement defines certain thresholds for the amounts of these payments, the receipt of which would lower the number of common shares to be contingently issued on an incremental basis.  Based upon the probability that the threshold amount expected to be received would result in no additional shares being issued, the fair value per share is estimated to be $0.

In conjunction with the Exchange Agreement, the Company also entered into an agreement between the Company, the Note holder, and the Company’s Chief Financial Officer, (“CFO”).  Pursuant to this agreement, the Company issued 128,667 shares of Series C Preferred and 49,000 shares of common stock to the CFO as settlement of $400,000 of accrued expenses and $11,733 of accrued interest owed to the CFO.  In addition, the CFO was issued shares of common stock in an amount equal to an aggregate of ten percent (10%) of any additional shares of common stock issued to the Note holder as described above.  The Company expensed $23,920 for the issuance of an additional 10,400 common shares to the CFO.  The shares were valued at $2.30 per share, the closing price of the Company’s common stock on June 30, 2011.  The expense related to the issuance of the shares was recorded as a loss on debt extinguishment in the accompanying consolidated statements of operations for the year ended December 31, 2011.  In conjunction with Exchange Agreement the interest rate on the balance of the payable to the CFO was reduced to 12% per annum (See Note 15) until such time as the annual dividend rate on the Series C Preferred is increased to 12% and 20% per annum as defined, at which time the interest rate on the amount payable shall be increased to 16% and 25%, respectively.

The Exchange Agreement was accounted for as a debt extinguishment as the exchange was effected by issuance of common and preferred stock that did not represent the exercise of a conversion right contained in the terms of the debt at issuance.  The Company determined that the loss on exchange of debt was substantial by comparing the carrying value of the debt extinguished to the fair value of the consideration tendered, and recorded $2,665,157 as a loss on debt extinguishment.

The loss was the result of the difference between the fair value of the consideration given and the carrying value of the senior subordinated secured note extinguished, as follows:

Fair value of consideration tendered in extinguishment
Series C Preferred	$5,279,195
Common stock	1,331,700
Expense related to issuance of anti-dilution shares	267,030
Expenses related to senior subordinated secured note	396,298
7,274,223
Carrying value of debt extinguished
Senior subordinated secured note and related accrued interest	4,117,333
Related party accounts payable and accrued interest	411,733
Advisory services payable related to senior subordinated secured note	80,000
4,609,066

Total loss on extinguishment of debt	$2,665,157

Bridge Notes - In June 2007, the Company issued subordinated debt (“Bridge Notes”) totaling $1,000,000 to certain members of management and an outside Director. Concurrent with the completion of the Merger, $415,000 of principal was exchanged for 114,756 shares of Convertible Series A Preferred Stock.  The remaining Bridge Notes were fully paid in cash in 2010.

Subordinated Convertible Debt - June 2009 – Immediately following the completion of the Merger in June 2009, pursuant to a Securities Purchase Agreement, the Company issued a convertible subordinated debenture (the “Note”) with a face value of $250,000, net of an Original Issue Discount of 10% and issuance costs of $32,500 with net proceeds totaling $192,500.  During 2010, the holder converted $125,000 of the principal balance into 57,609 shares of the Company’s common stock.  The remaining $125,000 was paid in cash.

Senior Subordinated Notes - On December 16, 2009, the Company entered into a Securities Purchase Agreement (”Financing Agreement”) with four purchasers pursuant to which it issued $2,500,000 of non-convertible senior secured promissory notes (the “Notes”).  The Notes bear interest at a rate of 15% per annum and matured on May 31, 2011.  On December 31, 2010, in conjunction with the acquisition of CMAC and the Term Loan financing, the Company paid the remaining principal and interest on the Notes.  Prepayment penalties totaled approximately $125,000.  All unamortized deferred financing costs and note discounts were charged to interest expense at that time.

For years ended December 31, 2011 and 2010, the Company’s interest expense related to the above debt, including all extension and commitment fees, totaled $524,000 and $1,379,000, respectively. Amounts owed to related parties have been excluded and are included in Note 15 - Related Parties.